John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund)

Supplement dated December 13, 2018 to the current Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At an in-person meeting held on December 11-13, 2018, the Fund’s Board of Trustees approved the hiring and appointment of Wells Capital Management Incorporated (“Wells Capital”) to replace its affiliate, Analytic Investors, Inc. as subadvisor to the fund effective on or about the close of business on December 13, 2018. Gregory M. McMurran, Dennis M. Bein, CFA, Harindra de Silva, Ph.D., CFA, and Megan N. Miller, CFA, will continue to be responsible for the day-to-day management of the portion of the Fund’s assets managed by Wells Capital. Wells Capital is located at 525 Market Street, 10th Floor, San Francisco, California 94105

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND

Supplement dated December 13, 2018 to the current Statement of Additional Information, as may be supplemented (the SAI)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.

At an in-person meeting held on December 11-13, 2018, the Fund’s Board of Trustees approved the hiring and appointment of Wells Capital Management Incorporated (“Wells Capital”) to replace its affiliate, Analytic Investors, Inc. as subadvisor to the fund effective on or about the close of business on December 13, 2018. Gregory M. McMurran, Dennis M. Bein, CFA, Harindra de Silva, Ph.D., CFA, and Megan N. Miller, CFA, will continue to be responsible for the day-to-day management of the portion of the Fund’s assets managed by Wells Capital. Wells Capital is located at 525 Market Street, 10th Floor, San Francisco, California 94105.

You should read this Supplement in conjunction with the SAI and retain it for future reference.